SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Revenue	$ 5,364,601	$ 12,191,575	$ 13,354,627	$ 3,656,754	$ 4,682,575	$ 3,442,645	$ 2,609,635	$ 1,679	$ 34,567,557	$ 10,736,534	$ 9,721,508
Expenses	309,120	227,330	240,493	295,047	267,608	234,494	189,389	431,931	1,071,990	1,123,422	1,162,667
Net income	$ 5,055,481	$ 11,964,245	$ 13,114,134	$ 3,361,707	$ 4,414,967	$ 3,208,151	$ 2,420,246	$ (430,252)	$ 33,495,567	$ 9,613,112	$ 8,558,841
Net income (loss) per unit (in dollars per unit)	$ 0.385	$ 0.912	$ 1.000	$ 0.256	$ 0.337	$ 0.245	$ 0.184	$ (0.033)	$ 2.553	$ 0.733	$ 0.652